November 21, 2002


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

          Re:  Prudent Bear Funds, Inc.
               File Nos. 033-98726 and 811-09120
               Rule 497(j) Certification

Ladies & Gentlemen:

     The undersigned officer of Prudent Bear Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

     1. that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 10 to the Form N-1A Registration Statement filed by the Company on August 30, 2002, which is the most recent amendment to such Registration Statement; and

     2. that the text of Post-Effective Amendment No. 10 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on August 30, 2002.

                                                Very truly yours

                                                PRUDENT BEAR FUNDS, INC.



                                                By: /s/ David W. Tice
                                                    ----------------------------

                                                Its:  President and Treasurer
                                                    ----------------------------